Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 10 — RELATED PARTY TRANSACTIONS

On July 30, 2018, pursuant to the terms of the Amendment (Note 7), the Company issued to Mr. John Herzog, a significant stockholder of the Company a subordinated promissory note in the principal amount of $1,000,000 (the “Note”) for cash proceeds of $1,000,000. The Note initially matured on March 31, 2019 (though the Company had the right to prepay the Note, in whole or in part, at any time prior to maturity) and bears interest at a rate of 12% per annum, compounding annually. The Note is subordinated to the Credit Agreement. The Company used the proceeds received to make the initial payment under the Credit Agreement.

On November 14, 2018, the Company issued to John Herzog, a subordinated promissory note in the principal amount of $2,000,000 for cash proceeds of $2,000,000.

On March 1, 2019, the Company entered into Amendment No. 1 to Subordinated Promissory Note (the “Subordinated Note Amendment”) with Mr. Herzog. The purpose of the Subordinated Note Amendment was to amend that certain subordinated promissory note issued on July 26, 2018 in the principal amount of $1,000,000 to reflect an increase in the amount of principal due under the note from $1,000,000 to $3,000,000 reflecting a payment made by the payee to the Company of $2,000,000 on November 14, 2018 (the proceeds of which were used by the Company to make a second required payment under the Credit Agreement) and to extend the maturity date of the Note from March 31, 2019 to September 30, 2020. On June 25, 2019, the Company entered into Amendment No. 2 to the subordinated promissory note with Mr. Herzog. The purpose of the amendment was to amend the maturity date of such subordinated promissory note such that it will be extended until September 30, 2022.

Total interest expense on the two loans from Mr. Herzog for the three and nine months ended September 30, 2019 was $90,740 and $269,260, respectively. Total accrued interest as of September 30, 2019 and December 31, 2018 is $312,110 and $52,849, respectively.

As of September 30, 2019 and December 31, 2018, the Company has total accrued compensation due to Mr. Yakov of $568,027 and $568,292, respectively, and advances to be repaid to Mr. Yakov of $17,684 and $17,684, respectively.

On August 10, 2018, Ronny Yakov, the CEO, loaned the Company $25,000, in order to pay for audit services. Mr. Yakov loaned the Company an additional $215,914 to the Company during the nine months ended September 30, 2019. The loans are unsecured, bear interest at 12% and are due on demand. As of September 30, 2019, and December 31, 2018 there is $11,912 and $1,184 of interest accrued, respectively, on these loans. Interest expense for the three and nine months ended September 30, 2019 was $4,375 and $10,358, respectively. Interest expense for the three and nine months ended September 30, 2018 was $419 and $419, respectively.

NOTE 12 – RELATED PARTY TRANSACTIONS

On December 31, 2017, the Company converted $380,502 of accrued salary due to the CEO into 126,834 shares of common stock.

On December 31, 2017, the Company issued 833 shares of common stock to its CFO for accounting services previously rendered. The shares were valued at $3.00 per shares for total non-cash expense of $2,500.

On March 12, 2018, the Company received $30,000 from Mr. John Herzog. The advance was used for operating expenses, was unsecured, non interest bearing and due on demand. This was repaid in full on April 19, 2018.

On July 30, 2018, pursuant to the terms of the Amendment (Note 8), the Company issued to Mr. John Herzog, a significant stockholder of the Company a subordinated promissory note in the principal amount of $1,000,000 (the “Note”) for cash proceeds of $1,000,000. The Note initially matured on March 31, 2019 (though the Company has the right to prepay the Note, in whole or in part, at any time prior to maturity) and bears interest at a rate of 12% per annum, compounding annually. The Note is subordinated to the Credit Agreement. The Company used the proceeds received to make the initial payment under the Credit Agreement.

On November 14, 2018, the Company issued to Mr. Herzog a subordinated promissory note (“Note 2”) in the principal amount of $2,000,000 for cash proceeds of $2,000,000.

On March 1, 2019, the Company entered into Amendment No. 1 to Subordinated Promissory Note (the “Subordinated Note Amendment”) with Mr. Herzog. The purpose of the Subordinated Note Amendment was to amend that certain subordinated promissory note issued on July 26, 2018 in the principal amount of $1,000,000 to reflect an increase in the amount of principal due under the note from $1,000,000 to $3,000,000 reflecting a payment made by the payee to the Company of $2,000,000 on November 14, 2018 (the proceeds of which were used by the Company to make a second required payment under the Credit Agreement) and to extend the maturity date of the Note from March 31, 2019 to September 30, 2020.

Total interest expense on the two loans from Mr. Herzog for 2018 was $82,849, of which $52,849 is accrued as of December 31, 2018.

As of December 31, 2018 and 2017, the Company has total accrued compensation due to Mr. Yakov of $568,292 and $394,927, respectively, and advances to be repaid to Mr. Yakov of $17,684 and $18,366, respectively.

On August 10, 2018, Ronny Yakov, the CEO, loaned the Company $25,000, in order to pay for audit services. The loan is unsecured, bears interest at 12% and is due on demand. As of December 31, 2018, there is $1,184 of interest accrued on this note.